Post-retirement benefit obligations - Sensitivity analysis (Details) - Pension - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
South Africa | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 14	R 15
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (13)	R (14)
South Africa | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,447)	R (1,552)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 1,981	R 2,494
South Africa | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 2,035	R 2,538
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (1,523)	R (1,622)
Foreign Countries | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 454	R 416
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (368)	R (353)
Foreign Countries | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,634)	R (1,507)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 2,174	R 1,989
Foreign Countries | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 1,071	R 956
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (851)	R (731)